November 24, 2014

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Fixed Income Securities Funds (the Trust)
File No. 2-47371

Commissioners:

Enclosed is the 103rd Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purposes of this Amendment are to (1) add Vanguard Ultra-Short-Term Bond Fund, a new series of the Trust, which will be offered in an Investor Share Class and an Admiral Share Class, and (2) to affect a number of non-material editorial changes.
Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of
February 9, 2015, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to
Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.
Please contact me at (610) 669-7310 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Alexander Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures
cc: Asen Parachkevov, Esquire
U.S. Securities & Exchange Commission